Share capital (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2019	Jun. 30, 2022	Jun. 30, 2021
Private Placements [Member]
Statement [Line Items]
Warrants issued	2,500,000	3,878,789	2,018,348
Combined purchase price		$ 1.65
Warrant value	$ 200,000		$ 330,277
Exercise price or warrants	$ 8	$ 2	$ 2.50
Gross proceeds of before deducting fees		$ 6,400,000
Common stock shares issued		193,939
Common stock exercise price		$ 2.06
Warrants of additional paid in capital		$ 1,877,608
Private Placements [Member] | Investor [Member]
Statement [Line Items]
Warrants issued		3,878,789
Stock Option [Member]
Statement [Line Items]
Options available for granting		8,572,000
Shares issuable upon exercise of warrants, maximum		15,000,000
Percentage of issued and outstanding shares issuable maximum to one individual		15.00%